2. Summary of Significant Accounting Policies (Details-Deferred Financing Costs) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rollforward Of Deferred Financing Costs
Deferred financing costs, beginning balance	$ 737	$ 669	$ 669	$ 598
Additions	14	17	68	82
Write-offs			0	(11)
Deferred financing costs, ending balance	751	686	737	669
Less accumulated amortization	(164)	(32)	(107)	(20)	$ (2)
Deferred financing costs, net	$ 587	$ 654	$ 630	$ 649